UNITED STATES
                                  SECURITIES AND EXCHANGE COMMISSION
                                        Washington, D.C. 20549

                                               Form 13F

                                        Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2011
                                                -----------------

Check here if Amendment [ ]; Amendment Number:
                                               ----------
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Roark, Rearden & Hamot Capital Management, LLC*
               -----------------------------------------------
Address:       222 Berkeley Street, 17th Floor
               -----------------------------------------------
               Boston, MA 02116
               -----------------------------------------------

Form 13F File Number:  28-11722
                       --------
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Seth W. Hamot
            ---------------
Title:      Managing Member
            ---------------
Phone:      (617) 595-4400
            ---------------

Signature, Place, and Date of Signing:

/s/ Seth W. Hamot          Boston, MA          February 13, 2012
-----------------          ----------          -----------------

* Roark, Rearden & Hamot Capital Management, LLC is the management company to Costa Brava Partnership III L.P. Seth W. Hamot is the managing member of Roark, Rearden & Hamot Capital Management, LLC.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       3

Form 13F Information Table Entry Total:  23

Form 13F Information Table Value Total:  $82,317
                                         -------
                                         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.     Form 13F File Number     Name

1       28-11734                 Costa Brava Partnership III L.P.
        --------                 --------------------------------
2       28-11736                 Roark, Rearden & Hamot, LLC
        --------                 --------------------------------
3       28-11733                 Seth W. Hamot
        --------                 --------------------------------



                                                         SHARES     MARKET                                    VOTING AUTHORITY
                                                         OR PRN      VALUE        INVSTMT      OTHER      -----------------------
NAME OF ISSUER             TITLE OF CLASS    CUSIP       AMOUNT    LONG x1000    DISCRETN      MGRS       SOLE     SHARED    NONE
--------------             --------------    -----       ------    ----------    ---------    --------    ----     ------    ----


API TECHNOLOGIES CORP      COM NEW           00187E203    800000    2,544.00     sole                      800000
ARBOR RLTY TR INC          COM               '038923108   700000    2,464.00     sole                      700000
BENIHANA INC               COM               '082047101    36000      368.28     sole                       36000
JOHNSON & JOHNSON          CALL              478160904         4        0.50     sole                           4
MICROSOFT                  CALL              594918904      2000        3.00     sole                        2000
MEDQUIST HLDGS INC         COM               58506K102   2494572   23,997.78     sole                     2494572
CHINACAST EDU CORP         COM               16946T109     25000      153.00     sole                       25000
ENERGY PARTNERS INC        COM NEW           29270U303    400000    5,840.00     sole                      400000
HARVARD BIOSCIENCE INC     COM               416906105    325000    1,257.75     sole                      325000
INCONTACT INC              COM               45336E109    500000    2,215.00     sole                      500000
INTERDIGITAL INC           COM               45867G101     10000      435.70     sole                       10000
KIT DIGITAL INC            COM NEW           482470200   1000000    8,450.00     sole                     1000000
LO-JACK CORP               COM               539451104    692849    2,127.05     sole                      692849
MAD CATZ INTERACTIVE INC   COM               556162105    250000      127.50     sole                      250000
MGIC INVT CORP WIS         COM               552848103   1750000    6,527.50     sole                     1750000
MPG OFFICE TR INC          COM               553274101    200000      398.00     sole                      200000
NABI BIOPHARMACEUTICALS    COM               629519109    250000      470.00     sole                      250000
NEWCASTLE INVEST CORP      COM               65105M108   2150000    9,997.50     sole                     2150000
OVERHILL FARMS INC         COM               690212105     63428      235.32     sole                       63428
PENSON WORLDWIDE INC       COM               709600100    850315      986.37     sole                      850315
POPULAR INC                COM               733174106    200000      278.00     sole                      200000
QLT INC                    COM               746927102   1055657    7,600.73     sole                     1055657
SANTARUS INC               COM               802817304   1764400    5,840.16     sole                     1764400
